Deposits (Details) - Schedule of maturities of outstanding certificates of deposit $ in Thousands	Jun. 30, 2021 USD ($)
Schedule of maturities of outstanding certificates of deposit [Abstract]
2022	$ 85,217
2023	27,703
2024	8,169
2025	2,002
2026 and thereafter	1,801
Total certificates of deposit	$ 124,892